DIVIDENDS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
DIVIDENDS RECEIVABLES
Schedule of dividends and interest on equity investments

	12/31/2018	12/31/2017
CURRENT
Chapecoense	26,457	25,674
Transenergia São Paulo	18,031	848
Tijoa Participações e Investimentos S.A.	16,468	—
Enerpeixe	16,382	15,878
Paulista Lajeado	15,223	—
Belo Monte Transmissora SPE S.A.	12,503	—
Goiás Transmissão	11,985	22,030
Lajeado Energia	11,278	55,896
CEB Lajeado	11,102	—
EMAE	10,813	12,753
Manaus Construtora	9,178	9,229
Transmissora Sul Litorânea de Energia - TSLE	8,694	—
Paranaíba Transmissora de Energia S.A.	8,567	—
MGE Transmissão	5,616	7,576
Retiro Baixo Energético S.A.	5,616	2,535
Sete Gameleiras	4,176	—
Caldas Novas Transmissão S.A	998	3,626
CEMAR	61	30,963
Uirapuru	—	2,657
Transenergia Renovável	—	6,851
IE Madeira	—	20,737
Sist. de Transm. Nordeste S.A. - STN	—	7,839
EAPSA	—	4,675
Empresa de Transmissão do Alto Uruguai S.A. - ETAU	—	3,163
Manaus Transmissora	—	1,993
Others	26,747	10,654
	219,895	245,577